Offering - Additional Information (Details) - USD ($)					6 Months Ended	8 Months Ended
	Oct. 25, 2024	Oct. 12, 2024	Aug. 30, 2024	Aug. 28, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 06, 2024	May 31, 2024	May 08, 2024
Class of Stock [Line Items]
Exercise price of warrants					$ 11.5	$ 11.5
Warrants redemption covenant, threshold trading days					20 days	20 days
Underwriting discount per public unit paid in cash			$ 0.03
Public Unit
Class of Stock [Line Items]
Issuance/ Sale of ordinary shares, shares			20,000,000
Sale of stock price per unit			$ 10
Sale of units description			Each public unit consists of one public share, $0.0001 par value, and one public warrant.
Common stock, par value			$ 0.0001
Sale of units in private placement			20,000,000
Over Allotment Option
Class of Stock [Line Items]
Warrants redemption covenant, threshold consecutive trading days						45 days
Underwriters over allotment options period		45 days		45 days
Underwriters over allotment options expiration date	Oct. 25, 2024	Oct. 12, 2024
Over Allotment Option | Maximum
Class of Stock [Line Items]
Option to purchase additional public units to cover over-allotments		3,000,000				3,000,000
Private Placement
Class of Stock [Line Items]
Percentage of share owned by certain non managing investors after offering			40.00%
Public Warrant Holders
Class of Stock [Line Items]
Period allotted to complete the business combination					21 months
Public Warrants
Class of Stock [Line Items]
Exercise price of warrants			$ 11.5
Number of fractional shares issued upon exercise of public warrants			0
Period after business combination when warrants become exercisable					30 days	30 days
Period after offering when warrants become exercisable					12 months	12 months
Warrants exercisable expiration period after completion of business combination					5 years	5 years
Period allotted to complete the business combination						21 months
Net cash settlement value of warrants					$ 0	$ 0
Redemption price per warrant			$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days	30 days
Minimum price per share required for redemption of warrants			18
Warrants redemption covenant, threshold trading days					20 days	20 days
Warrants redemption covenant, threshold consecutive trading days					30 days	30 days
Class B Ordinary Shares
Class of Stock [Line Items]
Sale of stock price per unit							$ 0.01		$ 0.0001
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.00588235
Class B Ordinary Shares | Private Placement
Class of Stock [Line Items]
Sale of stock price per unit			$ 1.15
Sale of units in private placement			2,826,087